                AIM GLOBAL VALUE FUND -- CLASS A, B, AND C SHARES

                        Supplement dated October 25, 2005
                     to the Prospectus dated April 29, 2005
                as supplemented July 1, 2005 and August 5, 2005


This supplement supersedes and replaces in its entirety the information appearing in the supplement dated August 5, 2005.

The following changes will be effective November 1, 2005.

The second sentence of the fourth paragraph to the section entitled "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the prospectus shall be deleted in its entirety and replaced with the following:

                  "The fund may invest up to 30% of its total assets in debt securities, of which up to 5% may be lower quality debt securities, i.e., "junk bonds," and the remainder of which must be investment grade securities, including but not limited to, U.S. Government obligations, investment grade corporate bonds and taxable municipal securities."

The following shall be added as the new fifth paragraph to the section entitled "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the prospectus:

                  "The fund may sell securities short, which means selling a security it does not yet own in anticipation of purchasing the same security at a later date at a lower price. The fund will not sell a security short, if as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the fund's total assets. Any percentage limitations with respect to assets of the fund are applied at the time of purchase or, in the case of short sales, at the time the security is sold short."

The following shall be added as the new fourth paragraph to the section entitled "PRINCIPAL RISKS OF INVESTING IN THE FUND" on page 2 of the prospectus:

                  "Compared to higher quality debt securities, junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer and because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk."

The following shall be added as the new fifth paragraph to the section entitled "PRINCIPAL RISKS OF INVESTING IN THE FUND" on page 2 of the prospectus:

                  "If the fund sells a security short, and the security increases in value, the fund will have to pay the higher price to purchase the security. Since there is no limit on how much the price of the security can increase, the fund's exposure is unlimited. The more the fund pays to purchase the security, the more it will lose on the transaction and the more the price of your shares will be affected. The fund will also incur transaction costs to engage in this practice."

                             AIM BASIC BALANCED FUND
                         AIM EUROPEAN SMALL COMPANY FUND
                              AIM GLOBAL VALUE FUND
                      AIM INTERNATIONAL SMALL COMPANY FUND
                          AIM MID CAP BASIC VALUE FUND
                             AIM PREMIER EQUITY FUND
                             AIM SELECT EQUITY FUND
                            AIM SMALL CAP EQUITY FUND

                     (SERIES PORTFOLIOS OF AIM FUNDS GROUP)

                      Supplement dated October 25, 2005 to
          the Statement of Additional Information dated April 29, 2005, as supplemented July 1, 2005, August 5, 2005, September 28 and October 5, 2005


This supplement supersedes and replaces in its entirety the information appearing in the supplement dated October 5, 2005.

The following changes will be effective November 1, 2005.

The chart on page 7 to the section entitled "SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES--DEBT INVESTMENTS" of the statement of additional information is revised to reflect that AIM Global Value Fund may invest in Junk Bonds.

The following section shall be added following the section entitled "DEBT INVESTMENTS--INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS" on page 15 of the Statement of Additional Information:

         "JUNK BONDS. AIM Global Value Fund may invest up to 5% of its assets in junk bonds. Junk bonds are lower-rated or non-rated debt securities. Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligation. While generally providing greater income and opportunity for gain, non-investment grade debt securities are subject to greater risks than higher-rated securities.

         Companies that issue junk bonds are often highly leveraged and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for junk bonds, lowering their values and increasing their price volatility. The risk of issuer default is higher with respect to junk bonds because such issues are generally unsecured and are often subordinated to other creditors of the issuer.

         The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. The lower the rating of a junk bond, the more speculative its characteristics."

The first and second paragraphs to the section entitled "INVESTMENT TECHNIQUES -- SHORT SALES" on page 17 of the Statement of Additional Information shall be deleted in their entirety and replaced with the following:

         "SHORT SALES. A short sale is effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the Funds do not own in the hope of purchasing the same security at a later date at lower price. To make delivery to the buyer, the Funds must borrow the security from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Funds to the buyer. The broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to such broker-dealer the securities sold short. In addition, the Funds are required to pay to the broker-dealer the amount of any dividends paid on shares sold short.

         AIM Global Value Fund is permitted and intends from time to time to effect short sales that are not "against the box." In a short sale that is not "against the box", the Fund does not own the security borrowed. To secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities equal to the difference between the current market value of the securities sold short and any cash or liquid securities deposited as collateral with the broker in connection with the short sale (including the proceeds of the short sale). As a result of these requirements, the Fund will not gain any leverage merely by selling short, except to the extent that they earn interest on the immobilized cash or liquid securities.

         All of the Funds may effect short sales "against the box," meaning that at all times when a short position is open, the Funds own an equal amount of such securities or securities convertible into or exchangeable for, without payment of further consideration, securities of the same issue as, and in an amount equal to, the securities sold short. Short sales "against the box" result in a "constructive sale" and require the Funds to recognize any taxable gain unless an exception to the constructive sale rule applies.

         The amounts deposited with the broker or segregated as described above, do not have the effect of limiting the amount of money that a Fund may lose on a short sale.

         The Funds are said to have a short position in the securities sold short until they deliver to the broker-dealer the securities sold short, at which time the Funds receive the proceeds of the sale. In a short sale that is not "against the box", a fund will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short.

         In a short sale that is not "against the box", a fund will realize a gain if the price of a security declines between the date of the short sale and the date on which the fund replaces the borrowed security. On the other hand, the fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased and the amount of any loss increased by any premium or interest that the fund may be required to pay in connection with a short sale. It should be noted that possible losses from short sales that are not "against the box" differ from those that could arise from a cash investment in a security in that losses from short sales that are not "against the box" may be limitless, while the losses from a cash investment in a security cannot exceed the total amount of a fund's investment in the security. For example, if a fund purchases a $10 security, potential loss is limited to $10; however, if a fund sells a $10 security short, it may have to purchase the security for return to the broker-dealer when the market value of that security is $50, thereby incurring a loss of $40.

         In addition to enabling the Funds to hedge against market risk, short sales may afford the Funds an opportunity to earn additional current income to the extent the Funds are able to enter into arrangements with broker-dealers through which the short sales are executed to receive income with respect to the proceeds of the short sales during the period the Funds' short positions remain open. The Funds believe that many broker-dealers will be willing to enter into such arrangements, but there is no assurance that the Funds will be able to enter into such arrangements to the desired degree."

The first sentence of the second paragraph to the section entitled "TAX MATTERS -- DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY" on page 68 of the Statement of Additional Information shall be deleted in its entirety and replaced with the following:

         "Certain hedging transactions that may be engaged in by certain of the Funds (such as short sales) may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value)."

The following changes were effective October 1, 2005.

The following information replaces in its entirety the second paragraph appearing under the heading "INVESTMENT ADVISORY AND OTHER SERVICES, OTHER SERVICE PROVIDERS -- TRANSFER AGENT" in the Statement of Additional Information:

         "The Transfer Agency and Service Agreement (the "TA Agreement") between the Trust and AIS provides that AIS will perform certain shareholder services for the Funds. For servicing accounts holding Class A, A3, B, C, K, P, R, AIM Cash Reserves and Investor Class Shares, the TA Agreement provides that the Trust on the behalf of the Funds will pay AIS at a rate of $21.60 per open shareholder account plus certain out of pocket expenses. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the number of open shareholder accounts during each month."

The following information replaces in its entirety the last paragraph appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES -- PURCHASE AND REDEMPTION OF SHARES -- PURCHASES OF CLASS A SHARES AT NET ASSET VALUE" in the Statement of Additional Information:

         "In addition, an investor may acquire shares of any of the AIM Funds at net asset value in connection with:

       o      the reinvestment of dividends and distributions from a Fund;

       o      exchanges of shares of certain Funds;

       o the purchase of shares in connection with the repayment of a retirement plan loan administered by AIM Investment Services, Inc., or

       o      a merger, consolidation or acquisition of assets of a Fund. "


Effective October 1, 2005, Raymond Stickel, Jr. was elected Trustee of the AIM Funds. The following information is added under the heading "TRUSTEES AND OFFICERS -- INDEPENDENT TRUSTEES" in Appendix B in the Statement of Additional
Information:

                                  TRUSTEE
                                  AND/OR
   "NAME, YEAR OF BIRTH AND       OFFICER                                                             OTHER TRUSTEESHIP(s)
POSITION(s) HELD WITH THE TRUST    SINCE          PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS           HELD BY TRUSTEE
-------------------------------- ----------- ------------------------------------------------------- ----------------------
INDEPENDENT TRUSTEES
-------------------------------- ----------- ------------------------------------------------------- ----------------------
Raymond Stickel, Jr. -- 1944       2005      Retired                                                 None"
Trustee                                      Formerly:  Partner, Deloitte & Touche
-------------------------------- ----------- ------------------------------------------------------- ----------------------

Additionally, effective October 1, 2005, Mr. Stickel was appointed as a member of the Audit Committee of the Boards of Trustees of the AIM Funds.

                          INSTITUTIONAL CLASS SHARES OF

                             AIM BASIC BALANCED FUND
                              AIM GLOBAL VALUE FUND
                      AIM INTERNATIONAL SMALL COMPANY FUND
                          AIM MID CAP BASIC VALUE FUND
                             AIM PREMIER EQUITY FUND
                            AIM SMALL CAP EQUITY FUND

                        Supplement dated October 25, 2005
                    to the Prospectus dated October 25, 2005


The following changes will be effective November 1, 2005.

The second sentence of the fourth paragraph to the section entitled "INVESTMENT OBJECTIVES AND STRATEGIES -- AIM GLOBAL VALUE FUND (GLOBAL VALUE)" on page 1 of the prospectus shall be deleted in its entirety and replaced with the following:

                  "The fund may invest up to 30% of its total assets in debt securities, of which up to 5% may be lower quality debt securities, i.e., "junk bonds," and the remainder of which must be investment grade securities, including but not limited to, U.S. Government obligations, investment grade corporate bonds and taxable municipal securities."

The following shall be added as the new fifth paragraph to the section entitled "INVESTMENT OBJECTIVES AND STRATEGIES -- AIM GLOBAL VALUE FUND (GLOBAL VALUE)" on page 1 of the prospectus:

                  "The fund may sell securities short, which means selling a security it does not yet own in anticipation of purchasing the same security at a later date at a lower price. The fund will not sell a security short, if as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the fund's total assets. Any percentage limitations with respect to assets of the fund are applied at the time of purchase or, in the case of short sales, at the time the security is sold short."

The following shall be added as the new first paragraph to the section entitled "PRINCIPAL RISKS OF INVESTING IN THE FUNDS -- AIM GLOBAL VALUE FUND" on page 4 of the prospectus:

                  "Compared to higher quality debt securities, junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer and because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk."

The following shall be added as the new second paragraph to the section entitled "PRINCIPAL RISKS OF INVESTING IN THE FUNDS -- AIM GLOBAL VALUE FUND" on page 4 of the prospectus:

                  "If the fund sells a security short, and the security increases in value, the fund will have to pay the higher price to purchase the security. Since there is no limit on how much the price of the security can increase, the fund's exposure is unlimited. The more the fund pays to purchase the security, the more it will lose on the transaction and the more the price of your shares will be affected. The fund will also incur transaction costs to engage in this practice."

                            INSTITUTIONAL CLASSES OF

                             AIM BASIC BALANCED FUND
                              AIM GLOBAL VALUE FUND
                      AIM INTERNATIONAL SMALL COMPANY FUND
                          AIM MID CAP BASIC VALUE FUND
                             AIM PREMIER EQUITY FUND
                            AIM SMALL CAP EQUITY FUND

                     (SERIES PORTFOLIOS OF AIM FUNDS GROUP)

                        Supplement dated October 25, 2005
        to the Statement of Additional Information dated October 25, 2005


The following changes will be effective November 1, 2005.

The chart on page 4 to the section entitled "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS -- INVESTMENT STRATEGIES AND RISKS - SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES--DEBT INVESTMENTS" of the statement of additional information is revised to reflect that AIM Global Value Fund may invest in Junk Bonds.

The following section shall be added following the section entitled "DEBT INVESTMENTS--INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS" on page 9 of the Statement of Additional Information:

         "JUNK BONDS. AIM Global Value Fund may invest up to 5% of its assets in junk bonds. Junk bonds are lower-rated or non-rated debt securities. Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligation. While generally providing greater income and opportunity for gain, non-investment grade debt securities are subject to greater risks than higher-rated securities.

         Companies that issue junk bonds are often highly leveraged and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for junk bonds, lowering their values and increasing their price volatility. The risk of issuer default is higher with respect to junk bonds because such issues are generally unsecured and are often subordinated to other creditors of the issuer.

         The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. The lower the rating of a junk bond, the more speculative its characteristics."

The following information replaces in its entirety the language appearing under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS -- INVESTMENT STRATEGIES AND RISKS - INVESTMENT TECHNIQUES -- SHORT SALES" on page 11 of the Statement of Additional Information:

         "SHORT SALES. A short sale is effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the Funds do not own in the hope of purchasing the same security at a later date at lower price. To make delivery to the buyer, the Funds must borrow the security from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Funds to the buyer. The broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to such broker-dealer the securities sold short. In addition, the Funds are required to pay to the broker-dealer the amount of any dividends paid on shares sold short.

         AIM Global Value Fund is permitted and intends from time to time to effect short sales that are not "against the box." In a short sale that is not "against the box", the Fund does not own the security borrowed. To secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities equal to the difference between the current market value of the securities sold short and any cash or liquid securities deposited as collateral with the broker in connection with the short sale (including the proceeds of the short sale). As a result of these requirements, the Fund will not gain any leverage merely by selling short, except to the extent that they earn interest on the immobilized cash or liquid securities.

         All of the Funds may effect short sales "against the box," meaning that at all times when a short position is open, the Funds own an equal amount of such securities or securities convertible into or exchangeable for, without payment of further consideration, securities of the same issue as, and in an amount equal to, the securities sold short. Short sales "against the box" result in a "constructive sale" and require the Funds to recognize any taxable gain unless an exception to the constructive sale rule applies.

         The amounts deposited with the broker or segregated as described above, do not have the effect of limiting the amount of money that a Fund may lose on a short sale.

         The Funds are said to have a short position in the securities sold short until they deliver to the broker-dealer the securities sold short, at which time the Funds receive the proceeds of the sale. In a short sale that is not "against the box", a fund will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short.

         In a short sale that is not "against the box", a fund will realize a gain if the price of a security declines between the date of the short sale and the date on which the fund replaces the borrowed security. On the other hand, the fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased and the amount of any loss increased by any premium or interest that the fund may be required to pay in connection with a short sale. It should be noted that possible losses from short sales that are not "against the box" differ from those that could arise from a cash investment in a security in that losses from short sales that are not "against the box" may be limitless, while the losses from a cash investment in a security cannot exceed the total amount of a fund's investment in the security. For example, if a fund purchases a $10 security, potential loss is limited to $10; however, if a fund sells a $10 security short, it may have to purchase the security for return to the broker-dealer when the market value of that security is $50, thereby incurring a loss of $40.

         In addition to enabling the Funds to hedge against market risk, short sales may afford the Funds an opportunity to earn additional current income to the extent the Funds are able to enter into arrangements with broker-dealers through which the short sales are executed to receive income with respect to the proceeds of the short sales during the period the Funds' short positions remain open. The Funds believe that many broker-dealers will be willing to enter into such arrangements, but there is no assurance that the Funds will be able to enter into such arrangements to the desired degree."

The first sentence of the second paragraph to the section entitled "DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS - TAX MATTERS -- DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY" on page 66 of the Statement of Additional Information shall be deleted in its entirety and replaced with the following:

         "Certain hedging transactions that may be engaged in by certain of the Funds (such as short sales) may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value)."


                                       2